Financial instruments and related risk management (Measurement of fair values hierarchy levels) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 21,166	$ 103
Current portion of long-term debt	0	(285,707)
Derivative liabilities	(18,921)	(143,609)
Long-term debt	(996,348)	(995,583)
Net financial instruments	(994,103)	(1,424,796)
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	21,166	103
Derivative liabilities	(17,244)	(140,437)
Interest rate swap contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(1,677)	(3,172)
Level 2 of fair value hierarchy [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	21,166	103
Derivative liabilities	(17,244)	(140,437)
Level 2 of fair value hierarchy [member] | Interest rate swap contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(1,677)	(3,172)
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Current portion of long-term debt		(285,707)
Long-term debt	(1,046,819)	(1,058,055)
Net financial instruments	$ (1,044,574)	$ (1,487,268)